Property, Plant and Equipment - Summary of IFRS 16 Lease Explanatory (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	£ 11,558	£ 149
Ending balance	1,573	11,558
Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,252	266
Additions	16	21
Lease modification	(10,071)
Transition to IFRS 16 (Leases)		2,551
Acquisition of subsidiary (Note 5)		10,837
Disposals		(18)
Adjustment to carrying value		(290)
Currency translation effects	187	(115)
Ending balance	3,384	13,252
Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,694)	(117)
Lease modification	1,482
Depreciation for the year	(1,599)	(1,577)
Ending balance	(1,811)	(1,694)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	95	111
Ending balance	79	95
Leasehold improvements [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	164	164
Additions		0
Ending balance	164	164
Leasehold improvements [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(69)	(53)
Depreciation for the year	(16)	(16)
Ending balance	(85)	(69)
Office equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	41	15
Ending balance	6	41
Office equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	71	31
Additions		0
Acquisition of subsidiary (Note 5)		58
Disposals		(18)
Ending balance	71	71
Office equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(30)	(16)
Depreciation for the year	(35)	(14)
Ending balance	(65)	(30)
IT equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	26	23
Ending balance	25	26
IT equipment [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	116	71
Additions	16	21
Acquisition of subsidiary (Note 5)		24
Disposals		0
Ending balance	132	116
IT equipment [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(90)	(48)
Depreciation for the year	(17)	(42)
Ending balance	(107)	(90)
Right-of-use asset (building) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	10,881
Ending balance	1,318	10,881
Right-of-use asset (building) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,877
Lease modification	(10,220)
Transition to IFRS 16 (Leases)		1,237
Acquisition of subsidiary (Note 5)		10,755
Currency translation effects	191	(115)
Ending balance	1,848	11,877
Right-of-use asset (building) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(996)
Lease modification	1,482
Depreciation for the year	(1,017)	(996)
Ending balance	(531)	(996)
Right-of-use asset (equipment) [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	515
Ending balance	146	515
Right-of-use asset (equipment) [member] | Cost or valuation member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,024
Lease modification	149
Transition to IFRS 16 (Leases)		1,314
Adjustment to carrying value		(290)
Currency translation effects	(4)
Ending balance	1,169	1,024
Right-of-use asset (equipment) [member] | Depreciation/Amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(509)
Depreciation for the year	(514)	(509)
Ending balance	£ (1,023)	£ (509)